4. STOCK-BASED COMPENSATION (Dec 2016) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Stock-based compensation costs	$ 49,532	$ 42,105	$ 110,433	$ 142,428	$ 241,388	$ 125,675
Options granted			0
Unrecognized compensation costs related to options vesting					0
Aggregate intrinsic value of "in the money" outstanding	48,840		$ 48,840		16,400
Aggregate intrinsic value of "in the money" exercisable	35,590		35,590		11,400
Selling, General and Administrative Expenses [Member]
Stock-based compensation costs	34,171	24,121	77,086	60,378	123,370	107,300
Research and Development Expenses [Member]
Stock-based compensation costs	6,692	9,316	16,009	38,707	57,338	18,375
Cost of Goods Sold [Member]
Stock-based compensation costs	$ 8,669	$ 8,668	$ 17,338	$ 43,343	$ 60,680	$ 0